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Kemper Variable Series

o    Kemper Technology Growth Portfolio


Supplement To Prospectus Dated May 1, 2000


The following information replaces disclosure in the Portfolio Managers section of the prospectus:

The following people handle the portfolio's day-to-day management:

Robert L. Horton                             Blair Treisman
Lead Portfolio Manager                         o Began investment career in 1993
  o Began investment career in 1993            o Joined advisor in 1999
  o Joined advisor in 1993                     o Joined fund team in 2000
  o Joined fund team in 1999



December 11, 2000